Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Integer	Dec. 31, 2011
Guarantor Obligations [Line Items]
Total unfunded commitments	$ 299,000,000
Commitments to fund limited partnership and other alternative investments	269,000,000
Commitments to fund mortgage loans	27,000,000
Fair value of all derivative instruments with credit-risk-related contingent features	365,000,000
Collateral posted by insurance operating entities	345,000,000
Impact of rating triggers on derivative relationships	18,800,000,000
Impact of rating triggers on derivative relationships with fair value	331,000,000
Counterparties	5
Collateral pledged	33,000,000
Notional Amount	205,854,000,000	196,608,000,000
Fair Value	(1,448,000,000)	(1,044,000,000)
Minimum percentage of premiums written per year	1.00%
Maximum percentage of premiums written per year	2.00%
Liabilities for guaranty fund and other insurance-related assessments	42,000,000	43,000,000
Premium tax offsets	27,000,000	26,000,000
Expected assessment related to executive insurance plan		22,000,000
GMWB Derivative [Member]
Guarantor Obligations [Line Items]
Notional Amount	3,900,000,000
Fair Value	133,000,000
Collateral payment, preventing termination	45,000,000
Downgrade [Member]
Guarantor Obligations [Line Items]
Due from counterparties	375,000,000
Due to counterparties	44,000,000
Single Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	29,000,000
Double Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	$ 33,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 month
Commitment period of new investments	2 years
Maximum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 year
Commitment period of new investments	4 years